Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Provision for onerous contracts	€ 900
Non Provision for onerous contracts	0	€ 371
Current Provision for onerous contracts	388	€ 488
Sublicense fee payable, Noncurrent	€ 200